Business Segment Information - Reconciliation of Revenue and Net Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	$ 83,940	$ 85,637	$ 89,801
Revenues	83,050	84,787	88,942
Reclassification to net income	15,888	4,833	11,431
Year-end total assets	2,144,316	2,104,534
Operating Segments
Segment Reporting Information [Line Items]
Segments’ total revenue, net of interest expense (FTE basis)	81,852	84,393	83,678
Reclassification to net income	16,771	17,335	14,979
Year-end total assets	1,872,463	1,804,209
ALM activities
Segment Reporting Information [Line Items]
Revenues	77	(1,008)	(1,658)
Reclassification to net income	(518)	(894)	(1,558)
Year-end total assets	616,568	573,426
Equity investment income
Segment Reporting Information [Line Items]
Revenues	261	1,130	2,901
Reclassification to net income	162	706	1,828
Year-end total assets	4,297	4,871
Liquidating businesses and other
Segment Reporting Information [Line Items]
Revenues	1,750	1,122	4,880
Reclassification to net income	(527)	(12,314)	(3,818)
Year-end total assets	139,995	171,420
FTE basis adjustment
Segment Reporting Information [Line Items]
Revenues	(890)	(850)	$ (859)
Elimination of segment asset allocations to match liabilities
Segment Reporting Information [Line Items]
Year-end total assets	$ (489,007)	$ (449,392)